Lord Abbett Securities Trust
90 Hudson Street
Jersey City, New Jersey 07302-3973


October 26, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lord Abbett Securities Trust
        1933 Act File No. 033-58846
        1940 Act File No. 811-07538

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 46 to the above-referenced Registrant'sRegistration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on October 19, 2004.

Please contact the undersigned at (201) 395-2504 if you have any questions or comments.

Sincerely yours,


/s/ Rebecca B. Clark
Rebecca B. Clark
Legal Assistant
Lord, Abbett & Co. LLC